Other Liabilities, Provisions, Contingencies and Commitments	12 Months Ended
Dec. 31, 2025
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Other Liabilities, Provisions, Contingencies and Commitments	Other Liabilities, Provisions, Contingencies and Commitments
26.1 Other current liabilities.

	December 31, 2025		December 31, 2024
Short-term employee benefits	Ps.	14,722	Ps.	14,228
Accrued expenses		14,991		16,517
Other		200		1,625
Total	Ps.	29,913	Ps.	32,370
26.2 Other current financial liabilities

	December 31, 2025		December 31, 2024
Sundry creditors (1)	Ps.	29,251	Ps.	23,370
Derivative financial instruments (see Note 21)		1,367		328
Other tax payable		13,419		13,380
Other		77		91
Total	Ps.	44,114	Ps.	37,169

(1)Includes dividends pending for payment. See Note 23.1.

26.3 Other non-current liabilities

	December 31, 2025		December 31, 2024
Tax payable	Ps.	1,382	Ps.	1,190
Debt with former shareholders		1,632		1,514
Other		495		695
Total	Ps.	3,509	Ps.	3,399
26.4 Other non-current financial liabilities

	December 31, 2025		December 31, 2024
Derivative financial instruments (see Note 21)	Ps.	6,651	Ps.	4,625
Security deposits		2,331		2,134
Total	Ps.	8,982	Ps.	6,759
26.5 Provisions
The Company has various loss contingencies and has recognized provisions for those legal proceedings it believes an unfavorable resolution is probable. Most of these contingencies are the result of the Company’s business acquisitions. The following table presents the nature and amount of the provisions as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
Indirect taxes	Ps.	1,139	Ps.	1,277
Labor		1,357		1,445
Legal		826		1,153
Total (1)	Ps.	3,322	Ps.	3,875

(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits, including those related to business acquisitions. See Note 14.1.

26.6 Changes in the balance of provisions
26.6.1 Indirect taxes

	December 31, 2025		December 31, 2024		December 31, 2023
Balance at beginning of the period	Ps.	1,277	Ps.	1,649	Ps.	1,976
Penalties and other charges (see Note 20)		40		67		56
New provision for contingencies (see Note 20)		629		19		475
Cancellation and expiration (see Note 20)		(341)		(42)		(9)
Payments		(449)		(312)		(587)
Effects of changes in foreign exchange rates		(17)		(104)		(110)
Discontinued operations		—		—		(152)
Balance at end of the period	Ps.	1,139	Ps.	1,277	Ps.	1,649
26.6.2 Labor

	December 31, 2025		December 31, 2024		December 31, 2023
Balance at beginning of the period	Ps.	1,445	Ps.	1,570	Ps.	1,703
Penalties and other charges (see Note 20)		93		71		64
New provision for contingencies (see Note 20)		678		531		868
Cancellation and expiration (see Note 20)		(385)		(206)		(525)
Payments		(419)		(236)		(308)
Effects of changes in foreign exchange rates		(55)		(285)		(155)
Discontinued operations		—		—		(77)
Balance at end of the period	Ps.	1,357	Ps.	1,445	Ps.	1,570
26.6.3 Legal

	December 31, 2025		December 31, 2024		December 31, 2023
Balance at beginning of the period	Ps.	1,153	Ps.	1,104	Ps.	1,006
Penalties and other charges (see Note 20)		110		52		50
New provision for contingencies (see Note 20)		154		52		423
Cancellation and expiration (see Note 20)		(492)		(105)		(122)
Payments		(63)		(9)		(68)
Effects of changes in foreign exchange rates		(36)		59		(84)
Discontinued operations		—		—		(101)
Balance at end of the period	Ps.	826	Ps.	1,153	Ps.	1,104
While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.
26.7 Unsettled lawsuits
The Company is involved in multiple proceedings with labor unions, tax authorities, and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have arisen in the ordinary course of business and are common to the industry in which the Company operates. Such contingencies were assessed by the Company as less than probable but more than remote, and the estimated amount including uncertain tax position as of December 31, 2025 is Ps. 190,305. However, the Company, together with its legal counsel, believes that there is a sufficient legal basis to conclude, that these matters are not expected to result in an adverse outcome for the Company. Therefore, the ultimate resolution of such proceedings would not have a material effect on its consolidated financial position or result of operations.
Included in this amount Coca-Cola FEMSA has tax disputes, most of which are related to its Brazilian and Mexican operations, with loss expectations assessed by management and supported by the analysis of internal and external legal counsels, as well as the opinion of independent external tax advisors. The main possible tax contingencies of Brazilian and Mexican operations amount to approximately Ps. 121,720, including accessories and penalties. This refers to various tax disputes related primarily to: (i) Ps. 10,649 of credits for ICMS (“VAT”); (ii) Ps. 37,980 related to tax credits of “IPI” (Tax on Industrial Products by its Portuguese acronym) over raw materials acquired from Free Trade Zone Manaus; (iii) claims of Ps. 31,571 related to compensation of federal taxes not approved by Tax authorities; (iv) Ps. 13,306 related to questions about the amortization of goodwill generated in acquisition operations; (v) Ps. 2,569 relating to liability over the operations of a third party, former distributor, in the period from 2001 to 2003; (vi) Ps. 6,290 related to the exclusion of ICMS (“VAT”) from the PIS/COFINS taxable basis and (vii) Ps. 19,355 regarding disputes on tax deductions of ongoing business. Coca-Cola FEMSA is defending its position in these matters and the disputes are currently in different stages of administrative and judicial proceedings, and a final decision is pending.
In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where these subsidiaries operate. The Company does not expect any material liability to arise from these contingencies.
26.8 Collateralized contingencies
As is customary in Brazil, Coca-Cola FEMSA has been required by the tax authorities to collateralize tax contingencies currently in litigation amounting to Ps. 20,054, Ps. 15,700 and Ps. 13,692 as of December 31, 2025, and 2024 and 2023, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies. Also, as disclosed in Note 9.2, there is some restricted cash in Brazil that relates to short terms deposits in order to fulfill the collateral requirements for accounts payable.
26.9 Commitments
The Company has signed commitments for the purchase of property, plant and equipment of Ps. 7,263, Ps. Ps. 9,166 and Ps. 3,394 as of December 31, 2025, and 2024 and 2023 respectively.